Derivatives and Hedge Accounting Activities (Selected Information Related to Gains (Losses) on Cash Flow Hedges Included in AOCI) (Detail) $ in Millions	3 Months Ended
Mar. 31, 2019 USD ($)
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (290)
Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	(7)
Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	(20)
Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	(1)
Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	(48)
Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	(6)
Commodity | Natural Gas
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	2
Commodities, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ 1
Maximum Term	43 months
Commodity | Electricity
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ 33
Commodities, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ 24
Maximum Term	21 months
Interest rate
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (333)
Interest rate, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (31)
Maximum Term	393 months
Interest rate | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (20)
Interest rate, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (1)
Maximum Term	393 months
Interest rate | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (56)
Interest rate, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (5)
Maximum Term	309 months
Foreign currency
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ 8
Foreign currency, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (1)
Maximum Term	87 months
Foreign currency | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ 8
Foreign currency, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (1)
Maximum Term	87 months